UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08220

Voya Variable Products Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2016
Classes ADV, I, R6, S and S2
Voya Variable Products Trust
■
Voya MidCap Opportunities Portfolio

■
Voya SmallCap Opportunities Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.
The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.
We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.
You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)
Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.
The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.
A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.
In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2016*
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,032.90	1.32%	$6.67	$1,000.00	$1,018.30	1.32%	$6.62
Class I	1,000.00	1,035.70	0.82	4.15	1,000.00	1,020.79	0.82	4.12
Class R6	1,000.00	1,034.90	0.85	4.30	1,000.00	1,020.64	0.85	4.27
Class S	1,000.00	1,034.00	1.07	5.41	1,000.00	1,019.54	1.07	5.37
Class S2	1,000.00	1,033.40	1.22	6.17	1,000.00	1,018.80	1.22	6.12
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,005.70	1.38%	$6.88	$1,000.00	$1,018.00	1.38%	$6.92
Class I	1,000.00	1,008.10	0.88	4.39	1,000.00	1,020.49	0.88	4.42
Class R6	1,000.00	1,007.70	0.92	4.59	1,000.00	1,020.29	0.92	4.62
Class S	1,000.00	1,006.80	1.13	5.64	1,000.00	1,019.24	1.13	5.67
Class S2	1,000.00	1,006.50	1.28	6.39	1,000.00	1,018.50	1.28	6.42

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$1,209,324,364	$340,056,806
Short-term investments at fair value**	29,560,085	33,167,901
Total investments at fair value	$1,238,884,449	$373,224,707
Cash	222	880
Receivables:
Investment securities sold	28,018,790	2,794,139
Fund shares sold	452,456	324,824
Dividends	831,155	215,731
Prepaid expenses	13,276	3,778
Reimbursement due from manager	7	32
Other assets	27,184	6,621
Total assets	1,268,227,539	376,570,712
LIABILITIES:
Payable for investment securities purchased	7,792,309	1,725,810
Payable for fund shares redeemed	5,611,475	1,649,646
Payable upon receipt of securities loaned	17,236,085	25,242,770
Payable for investment management fees	796,293	241,866
Payable for distribution and shareholder service fees	159,769	40,156
Payable for trustee fees	5,873	1,665
Payable to trustees under the deferred compensation plan (Note 6)	27,184	6,621
Other accrued expenses and liabilities	297,087	72,614
Total liabilities	31,926,075	28,981,148
NET ASSETS	$1,236,301,464	$347,589,564
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$970,265,053	$290,300,034
Undistributed (distributions in excess of) net investment income	449,536	(72,258)
Accumulated net realized gain	170,861,668	33,665,162
Net unrealized appreciation	94,725,207	23,696,626
NET ASSETS	$1,236,301,464	$347,589,564
+ Including securities loaned at value	$16,888,063	$24,560,435
* Cost of investments in securities	$1,114,599,157	$316,360,180
** Cost of short-term investments	$29,560,085	$33,167,901
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2016 (Unaudited) (continued)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$126,412,077	$60,707,707
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	10,077,425	2,625,171
Net asset value and redemption price per share	$12.54	$23.13
Class I
Net assets	$593,475,190	$217,373,428
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	44,470,444	8,697,119
Net asset value and redemption price per share	$13.35	$24.99
Class R6
Net assets	$3,051	$83,524
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	229	3,342
Net asset value and redemption price per share	$13.34	$24.99
Class S
Net assets	$504,915,337	$65,441,747
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	39,559,315	2,755,624
Net asset value and redemption price per share	$12.76	$23.75
Class S2
Net assets	$11,495,809	$3,983,158
Shares authorized	unlimited	unlimited
Par value	$0.010	$0.010
Shares outstanding	905,251	170,542
Net asset value and redemption price per share	$12.70	$23.36
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2016 (Unaudited)

	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends	$6,184,395	$1,494,565
Securities lending income, net	54,008	130,949
Total investment income	6,238,403	1,625,514
EXPENSES:
Investment management fees	4,585,203	1,386,797
Distribution and shareholder service fees:
Class ADV	312,034	141,026
Class S	616,814	80,165
Class S2	28,737	9,226
Transfer agent fees	1,753	296
Shareholder reporting expense	49,010	10,980
Registration fees	3,351	1,227
Professional fees	46,674	14,098
Custody and accounting expense	72,128	34,384
Trustee fees	17,620	4,995
Miscellaneous expense	36,463	10,213
Total expenses	5,769,787	1,693,407
Net waived and reimbursed fees	(4,210)	(1,360)
Net expenses	5,765,577	1,692,047
Net investment income (loss)	472,826	(66,533)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	37,787,899	3,385,853
Foreign currency related transactions	(629)	—
Net realized gain	37,787,270	3,385,853
Net change in unrealized appreciation (depreciation) on:
Investments	1,099,963	(1,195,343)
Net change in unrealized appreciation (depreciation)	1,099,963	(1,195,343)
Net realized and unrealized gain	38,887,233	2,190,510
Increase in net assets resulting from operations	$39,360,059	$2,123,977

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya MidCap Opportunities Portfolio		Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income (loss)	$472,826	$(1,841,925)	$(66,533)	$(788,258)
Net realized gain	37,787,270	135,662,576	3,385,853	31,857,586
Net change in unrealized appreciation (depreciation)	1,099,963	(135,754,770)	(1,195,343)	(36,250,705)
Increase (decrease) in net assets resulting from operations	39,360,059	(1,934,119)	2,123,977	(5,181,377)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	—
Class S	—	—	—	—
Net realized gains:
Class ADV	—	(21,156,454)	—	(6,062,189)
Class I	—	(82,373,164)	—	(21,843,261)
Class S	—	(83,573,874)	—	(7,580,306)
Class S2	—	(2,095,777)	—	(481,340)
Total distributions	—	(189,199,269)	—	(35,967,096)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	88,178,224	136,800,258	21,160,384	75,914,723
Reinvestment of distributions	—	189,199,269	—	35,967,096
	88,178,224	325,999,527	21,160,384	111,881,819
Cost of shares redeemed	(103,574,083)	(419,248,691)	(27,262,067)	(45,724,813)
Net increase (decrease) in net assets resulting from capital share transactions	(15,395,859)	(93,249,164)	(6,101,683)	66,157,006
Net increase (decrease) in net assets	23,964,200	(284,382,552)	(3,977,706)	25,008,533
NET ASSETS:
Beginning of year or period	1,212,337,264	1,496,719,816	351,567,270	326,558,737
End of year or period	$1,236,301,464	$1,212,337,264	$347,589,564	$351,567,270
Undistributed (distributions in excess of) net investment income/Accumulated net investment loss at end of year or period	$449,536	$(23,290)	$(72,258)	$(5,725)

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya MidCap Opportunities Portfolio
Class ADV
06-30-16	12.14	(0.02)•	0.42	0.40	—	—	—	—	—	12.54	3.29	1.32	1.32	1.32	(0.26)	126,412	57
12-31-15	14.50	(0.06)	(0.04)	(0.10)	—	2.26	—	2.26	—	12.14	(0.04)	1.31	1.31	1.31	(0.47)	133,648	94
12-31-14	16.02	(0.00)*•	1.11	1.11	0.04	2.59	—	2.63	–	14.50	8.29	1.30	1.30	1.30	(0.03)	143,532	98
12-31-13	12.51	(0.05)	3.92	3.87	—	0.36	—	0.36	—	16.02	31.34	1.30	1.30	1.30	(0.34)	143,300	81
12-31-12	11.34	0.01	1.52	1.53	0.04	0.32	—	0.36	—	12.51	13.61	1.34	1.34	1.34	0.09	81,463	89
12-31-11	11.46	(0.02)	(0.10)	(0.12)	—	—	—	—	—	11.34	(1.05)	1.34	1.34	1.34	(0.23)	40,497	90
Class I
06-30-16	12.89	0.02•	0.44	0.46	—	—	—	—	—	13.35	3.57	0.82	0.82	0.82	0.25	593,475	57
12-31-15	15.17	0.00*	(0.02)	(0.02)	—	2.26	—	2.26	—	12.89	0.52	0.81	0.81	0.81	0.02	538,645	94
12-31-14	16.58	0.08	1.16	1.24	0.06	2.59	—	2.65	—	15.17	8.85	0.80	0.80	0.80	0.49	733,894	98
12-31-13	12.88	0.02	4.05	4.07	0.01	0.36	—	0.37	—	16.58	31.97	0.80	0.80	0.80	0.16	796,010	81
12-31-12	11.63	0.07	1.57	1.64	0.07	0.32	—	0.39	—	12.88	14.20	0.84	0.84	0.84	0.56	614,151	89
12-31-11	11.69	0.03	(0.09)	(0.06)	—	—	—	—	—	11.63	(0.51)	0.84	0.84	0.84	0.24	435,027	90
Class R6
06-30-16	12.89	0.01	0.44	0.45	—	—	—	—	—	13.34	3.49	2.15	0.85	0.85	0.21	3	57
11-24-15(5) - 12-31-15	13.14	0.00*•	(0.25)	(0.25)	—	—	—	—	—	12.89	(1.90)	0.81	0.81	0.81	0.29	3	94
Class S
06-30-16	12.34	(0.00)*	0.42	0.42	—	—	—	—	—	12.76	3.40	1.07	1.07	1.07	(0.01)	504,915	57
12-31-15	14.66	(0.03)	(0.03)	(0.06)	—	2.26	—	2.26	—	12.34	0.25	1.06	1.06	1.06	(0.22)	526,751	94
12-31-14	16.14	0.04	1.12	1.16	0.05	2.59	—	2.64	—	14.66	8.56	1.05	1.05	1.05	0.24	605,241	98
12-31-13	12.57	(0.01)	3.94	3.93	—	0.36	—	0.36	—	16.14	31.68	1.05	1.05	1.05	(0.09)	689,091	81
12-31-12	11.37	0.04	1.53	1.57	0.05	0.32	—	0.37	—	12.57	13.92	1.09	1.09	1.09	0.29	435,586	89
12-31-11	11.46	(0.00)*	(0.09)	(0.09)	—	—	—	—	—	11.37	(0.79)	1.09	1.09	1.09	(0.04)	414,381	90
Class S2
06-30-16	12.29	(0.01)	0.42	0.41	—	—	—	—	—	12.70	3.34	1.29	1.22	1.22	(0.18)	11,496	57
12-31-15	14.63	(0.05)	(0.03)	(0.08)	—	2.26	—	2.26	—	12.29	0.12	1.31	1.21	1.21	(0.37)	13,291	94
12-31-14	16.13	0.01	1.13	1.14	0.05	2.59	—	2.64	—	14.63	8.39	1.30	1.20	1.20	0.06	14,052	98
12-31-13	12.58	(0.03)	3.94	3.91	—	0.36	—	0.36	—	16.13	31.49	1.30	1.20	1.20	(0.24)	14,530	81
12-31-12	11.38	0.02	1.54	1.56	0.04	0.32	—	0.36	—	12.58	13.79	1.34	1.24	1.24	0.18	7,243	89
12-31-11	11.49	(0.01)	(0.10)	(0.11)	—	—	—	—	—	11.38	(0.96)	1.34	1.24	1.24	(0.13)	3,314	90
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-16	23.00	(0.04)•	0.17	0.13	—	—	—	—	—	23.13	0.57	1.38	1.38	1.38	(0.40)	60,708	32
12-31-15	26.26	(0.15)•	(0.36)	(0.51)	—	2.75	—	2.75	—	23.00	(1.36)	1.38	1.38	1.38	(0.58)	59,615	55
12-31-14	27.68	(0.14)•	1.29	1.15	—	2.57	—	2.57	—	26.26	5.07	1.38	1.38	1.38	(0.53)	48,982	33
12-31-13	21.37	(0.16)•	8.07	7.91	—	1.60	—	1.60	—	27.68	38.39	1.38	1.38	1.38	(0.63)	42,105	40
12-31-12	20.73	(0.07)•	3.00	2.93	—	2.29	—	2.29	—	21.37	14.63	1.41	1.41	1.41	(0.34)	14,236	57
12-31-11	20.67	(0.14)•	0.20	0.06	—	—	—	—	—	20.73	0.29	1.40	1.40	1.40	(0.67)	4,819	72
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio (continued)
Class I
06-30-16	24.79	0.01	0.19	0.20	—	—	—	—	—	24.99	0.81	0.88	0.88	0.88	0.10	217,373	32
12-31-15	27.95	(0.02)	(0.39)	(0.41)	—	2.75	—	2.75	—	24.79	(0.91)	0.88	0.88	0.88	(0.08)	217,750	55
12-31-14	29.14	(0.01)	1.39	1.38	—	2.57	—	2.57	—	27.95	5.62	0.88	0.88	0.88	(0.03)	195,608	33
12-31-13	22.32	(0.04)	8.46	8.42	—	1.60	—	1.60	—	29.14	39.06	0.88	0.88	0.88	(0.16)	196,665	40
12-31-12	21.46	0.01	3.14	3.15	—	2.29	—	2.29	—	22.32	15.18	0.91	0.91	0.91	0.03	136,300	57
12-31-11	21.28	(0.04)	0.22	0.18	—	—	—	—	—	21.46	0.85	0.90	0.90	0.90	(0.17)	117,965	72
Class R6
06-30-16	24.80	0.05•	0.14	0.19	—	—	—	—	—	24.99	0.77	1.22	0.92	0.92	0.38	84	32
11-24-15(5) - 12-31-15	25.87	0.01•	(1.08)	(1.07)	—	—	—	—	—	24.80	(4.14)	0.88	0.88	0.88	0.53	3	55
Class S
06-30-16	23.59	(0.02)•	0.18	0.16	—	—	—	—	—	23.75	0.68	1.13	1.13	1.13	(0.15)	65,442	32
12-31-15	26.80	(0.09)	(0.37)	(0.46)	—	2.75	—	2.75	—	23.59	(1.13)	1.13	1.13	1.13	(0.34)	69,745	55
12-31-14	28.12	(0.08)	1.33	1.25	—	2.57	—	2.57	—	26.80	5.35	1.13	1.13	1.13	(0.29)	77,319	33
12-31-13	21.64	(0.11)•	8.19	8.08	—	1.60	—	1.60	—	28.12	38.71	1.13	1.13	1.13	(0.42)	89,527	40
12-31-12	20.91	(0.05)	3.07	3.02	—	2.29	—	2.29	—	21.64	14.95	1.16	1.16	1.16	(0.22)	68,682	57
12-31-11	20.80	(0.10)	0.21	0.11	—	—	—	—	—	20.91	0.53	1.15	1.15	1.15	(0.47)	63,588	72
Class S2
06-30-16	23.21	(0.03)•	0.18	0.15	—	—	—	—	—	23.36	0.65	1.35	1.28	1.28	(0.31)	3,983	32
12-31-15	26.46	(0.12)	(0.38)	(0.50)	—	2.75	—	2.75	—	23.21	(1.31)	1.38	1.28	1.28	(0.49)	4,454	55
12-31-14	27.84	(0.11)	1.30	1.19	—	2.57	—	2.57	—	26.46	5.19	1.38	1.28	1.28	(0.43)	4,649	33
12-31-13	21.47	(0.13)	8.10	7.97	—	1.60	—	1.60	—	27.84	38.50	1.38	1.28	1.28	(0.57)	4,354	40
12-31-12	20.79	(0.06)•	3.03	2.97	—	2.29	—	2.29	—	21.47	14.79	1.41	1.31	1.31	(0.27)	3,205	57
12-31-11	20.71	(0.11)•	0.19	0.08	—	—	—	—	—	20.79	0.39	1.40	1.30	1.30	(0.56)	1,472	72

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Products Trust (the “Trust”) is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. There are two active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser Class (“Class ADV”), Class I, Class R6, Class S, and Service 2 Class (“Class S2”). Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”).

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the period ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
H. Securities Lending. Each Portfolio may temporarily loan up to 33% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
I. Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(a)(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
MidCap Opportunities	$667,410,233	$681,500,839
SmallCap Opportunities	106,887,463	111,403,396
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
MidCap Opportunities	0.85% on the first $250 million; 0.80% on the next $400 million; 0.75% on the next $450 million; and 0.70% in excess of $1.1 billion
SmallCap Opportunities	0.85% on the first $250 million; 0.80% on the next $250 million; 0.75% on the next $250 million; 0.70% on the next $250 million; and 0.65% in excess of $1 billion
NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and effective May 1, 2016, the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. Prior to May 1, 2016, the distribution fee on Class S2 shares was 0.25% and the Distributor had contractually agreed to waive a portion of the fee equal to 0.10%, so that the actual fee paid by Class S2 shares of the Portfolios was an annual rate of 0.15%.
Class S shares of the Portfolios are subject to a shareholder services plan pursuant to Rule 12b-1 under the 1940 Act (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares as compensation for services the Distributor provides and expenses it bears in connection with shareholder services rendered to Portfolio shareholders and the maintenance of shareholders’ accounts.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	SmallCap Opportunities	10.13%
Voya Institutional Trust Company	MidCap Opportunities	10.84
	SmallCap Opportunities	35.52
Voya Insurance and Annuity Company	MidCap Opportunities	35.72
	SmallCap Opportunities	13.23
Voya Retirement Insurance and Annuity Company	MidCap Opportunities	34.74
	SmallCap Opportunities	38.70
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
MidCap Opportunities(1)	1.40%	0.90%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	0.92%	1.17%	1.32%

(1)
Pursuant to a side letter agreement, the Investment Adviser has further lowered the expense limits for MidCap Opportunities to 1.35%, 0.85%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class R6, Class S and Class S2, respectively. The side letter agreement will continue through May 1, 2017. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2016, the amounts of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	June 30,
	2017	2018	2019	Total
MidCap Opportunities - Class R6	$—	$—	$18	$18
SmallCap Opportunities - Class R6	—	—	11	11
The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Portfolios did not utilize the line of credit during the period ended June 30, 2016.

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities
Class ADV
6/30/2016	215,275	—	—	(1,145,175)	(929,900)	2,553,478	—	—	(13,609,298)	(11,055,820)
12/31/2015	699,912	—	1,814,447	(1,406,631)	1,107,728	9,954,518	—	21,156,454	(19,848,754)	11,262,218
Class I
6/30/2016	6,046,146	—	—	(3,378,760)	2,667,386	78,468,916	—	—	(43,053,751)	35,415,165
12/31/2015	7,020,398	—	6,664,496	(20,258,302)	(6,573,408)	109,038,374	—	82,373,164	(299,243,696)	(107,832,158)
Class R6
6/30/2016	—	—	—	—	—	—	—	—	—	—
11/24/2015(1) - 12/31/2015	229	—	—	—	229	3,000	—	—	—	3,000
Class S
6/30/2016	527,846	—	—	(3,659,049)	(3,131,203)	6,523,831	—	—	(44,092,376)	(37,568,545)
12/31/2015	1,144,894	—	7,058,604	(6,794,842)	1,408,656	16,349,649	—	83,573,874	(97,902,186)	2,021,337

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
MidCap Opportunities (continued)
Class S2
6/30/2016	52,735	—	—	(229,293)	(176,558)	631,999	—	—	(2,818,658)	(2,186,659)
12/31/2015	100,536	—	177,759	(156,998)	121,297	1,454,717	—	2,095,777	(2,254,055)	1,296,439
SmallCap Opportunities
Class ADV
6/30/2016	201,784	—	—	(169,092)	32,692	4,406,002	—	—	(3,633,821)	772,181
12/31/2015	613,733	—	278,082	(164,522)	727,293	16,051,776	—	6,062,189	(4,250,371)	17,863,594
Class I
6/30/2016	603,558	—	—	(689,635)	(86,077)	14,323,477	—	—	(16,288,477)	(1,965,000)
12/31/2015	1,771,845	—	930,689	(918,777)	1,783,757	50,863,467	—	21,843,261	(25,165,228)	47,541,500
Class R6
6/30/2016	3,761	—	—	(536)	3,225	94,474	—	—	(13,491)	80,983
11/24/2015(1) - 12/31/2015	117	—	—	—	117	3,000	—	—	—	3,000
Class S
6/30/2016	92,975	—	—	(294,458)	(201,483)	2,058,443	—	—	(6,586,333)	(4,527,890)
12/31/2015	296,983	—	339,316	(564,723)	71,576	7,928,251	—	7,580,306	(15,126,576)	381,981
Class S2
6/30/2016	12,461	—	—	(33,808)	(21,347)	277,988	—	—	(739,945)	(461,957)
12/31/2015	39,338	—	21,879	(45,053)	16,164	1,068,229	—	481,340	(1,182,638)	366,931

(1)
Commencement of operations

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolios of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following is a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2016:
MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co.	$11,847,659	$(11,847,659)	$—
JP Morgan Clearing Corp	5,040,404	(5,040,404)	—
Total	$16,888,063	$(16,888,063)	$—

(1)
Collateral with a fair value of  $17,236,085 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$157,528	$(157,528)	$—
BNP Paribas	870,809	(870,809)	—
Barclays Capital Inc.	711,270	(711,270)	—
Deutsche Bank Securities Inc.	742,732	(742,732)	—
Goldman, Sachs & Co.	734,623	(734,623)	—
HSBC Bank PLC	1,632,737	(1,632,737)	—
JP Morgan Clearing Corp	6,902,786	(6,902,786)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	108,942	(108,942)	—
Morgan Stanley & Co. LLC	2,253,436	(2,253,436)	—
National Financial Services LLC	452,839	(452,839)	—
Natixis Securities America LLC	63,968	(63,968)	—
Nomura Securities International, Inc.	80,206	(80,206)	—
RBC Capital Markets, LLC	141,218	(141,218)	—
RBC Dominion Securities Inc	4,290,185	(4,290,185)	—
SG Americas Securities, LLC	338,623	(338,623)	—
Scotia Capital (USA) INC	770,162	(770,162)	—
UBS Securities LLC.	4,113,055	(4,113,055)	—
Wells Fargo Securities LLC	195,316	(195,316)	—
Total	$24,560,435	$(24,560,435)	$—

(1)
Collateral with a fair value of  $25,242,770 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
No dividends or distributions were made during the six months ended June 30, 2016. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2015 was as follows:
	Ordinary Income	Long-term Capital Gains
MidCap Opportunities	$36,954,753	$152,244,516
SmallCap Opportunities	3,955,976	32,011,120
The tax-basis components of distributable earnings as of December 31, 2015 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
MidCap Opportunities	$—	$136,592,161	$90,107,481
SmallCap Opportunities	1,435,266	29,919,564	23,816,448
At December 31, 2015, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2016 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2016, the following Portfolios declared distributions of:
	PER SHARE AMOUNTS
	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
MidCap Opportunities
Class ADV	$—	$1.4377	July 5, 2016	June 30, 2016
Class I	$—	$1.4377	July 5, 2016	June 30, 2016
Class R6	$—	$1.4377	July 5, 2016	June 30, 2016
Class S	$—	$1.4377	July 5, 2016	June 30, 2016
Class S2	$—	$1.4377	July 5, 2016	June 30, 2016
SmallCap Opportunities
Class ADV	$0.1007	$2.0994	July 5, 2016	June 30, 2016
Class I	$0.1007	$2.0994	July 5, 2016	June 30, 2016
Class R6	$0.1007	$2.0994	July 5, 2016	June 30, 2016
Class S	$0.1007	$2.0994	July 5, 2016	June 30, 2016
Class S2	$0.1007	$2.0994	July 5, 2016	June 30, 2016
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Consumer Discretionary	24.7%
Information Technology	19.5%
Health Care	15.9%
Industrials	12.9%
Financials	10.0%
Consumer Staples	7.8%
Materials	5.8%
Energy	1.2%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 24.7%
245,479	@	AMC Networks, Inc.	$14,831,841	1.2
299,830	@	Burlington Stores, Inc.	20,001,659	1.6
487,405		Coach, Inc.	19,856,880	1.6
395,146		Dollar General Corp.	37,143,724	3.0
138,131		Domino’s Pizza, Inc.	18,147,651	1.5
409,599	@	Five Below, Inc.	19,009,489	1.5
331,800		Foot Locker, Inc.	18,202,548	1.5
225,348		Hasbro, Inc.	18,926,978	1.5
768,506		Interpublic Group of Cos., Inc.	17,752,489	1.4
605,087	@	LKQ Corp.	19,181,258	1.6
110,442	@	O’Reilly Automotive, Inc.	29,940,826	2.4
457,504		Ross Stores, Inc.	25,935,902	2.1
122,178	@	Ulta Salon Cosmetics & Fragrance, Inc.	29,767,448	2.4
214,318		Other Securities(a)	17,118,336	1.4
			305,817,029	24.7
		Consumer Staples: 7.8%
252,431		Church & Dwight Co., Inc.	25,972,625	2.1
306,637		Mead Johnson Nutrition Co.	27,827,308	2.2
97,114	@	Monster Beverage Corp.	15,607,191	1.3
205,152	@	TreeHouse Foods, Inc.	21,058,853	1.7
115,460		Other Securities	6,396,484	0.5
			96,862,461	7.8
		Energy: 1.2%
183,581		EQT Corp.	14,214,677	1.2
		Financials: 10.0%
89,814	@	Affiliated Managers Group, Inc.	12,643,117	1.0
114,371		Aon PLC	12,492,745	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
394,827		Arthur J. Gallagher & Co.	$18,793,765	1.5
427,298	@	Communications Sales & Leasing, Inc.	12,348,912	1.0
71,652		Equinix, Inc.	27,781,630	2.3
229,989		Moody’s Corp.	21,552,269	1.7
572,554		TD Ameritrade Holding Corp.	16,303,475	1.3
26,325		Other Securities	2,107,316	0.2
			124,023,229	10.0
		Health Care: 15.9%
183,016	@	BioMarin Pharmaceutical, Inc.	14,238,645	1.2
258,135	@	Edwards Lifesciences Corp.	25,743,804	2.1
585,043	@	Hologic, Inc.	20,242,488	1.6
40,784	@	Intuitive Surgical, Inc.	26,974,945	2.2
95,298	@	Laboratory Corp. of America Holdings	12,414,470	1.0
255,223	@	NuVasive, Inc.	15,241,918	1.2
230,519		PerkinElmer, Inc.	12,083,806	1.0
263,287	@	Quintiles Transnational Holdings, Inc.	17,197,907	1.4
223,463	@	VCA, Inc.	15,108,333	1.2
513,478		Zoetis, Inc.	24,369,666	2.0
146,317		Other Securities(a)	12,956,936	1.0
			196,572,918	15.9
		Industrials: 12.9%
177,134		Equifax, Inc.	22,744,006	1.9
248,708		Ingersoll-Rand PLC - Class A	15,837,725	1.3
570,634		Masco Corp.	17,655,416	1.4
187,225		Orbital ATK, Inc.	15,940,337	1.3
76,699		Roper Technologies, Inc.	13,081,781	1.1
315,764		Southwest Airlines Co.	12,381,106	1.0
145,229		Stanley Black & Decker, Inc.	16,152,369	1.3
229,104		Waste Connections, Inc.	16,506,943	1.3
585,867		Other Securities	28,590,411	2.3
			158,890,094	12.9
		Information Technology: 19.5%
342,210		Amphenol Corp.	19,618,899	1.6
637,289		Applied Materials, Inc.	15,275,817	1.2
73,793	@	CoStar Group, Inc.	16,135,577	1.3
128,575	@	Gartner, Inc.	12,524,491	1.0
758,553	@	Integrated Device Technology, Inc.	15,269,672	1.2
134,319		Intuit, Inc.	14,991,344	1.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
499,313		Maxim Integrated Products	$17,820,481	1.4
388,332		Paychex, Inc.	23,105,754	1.9
313,699	@	Red Hat, Inc.	22,774,547	1.9
665,392		Sabre Corp.	17,825,852	1.4
548,687		SS&C Technologies Holdings, Inc.	15,407,131	1.3
60,872	@	Ultimate Software Group, Inc.	12,800,773	1.1
349,895	@	Vantiv, Inc.	19,804,057	1.6
392,009		Other Securities(a)	17,405,494	1.4
			240,759,889	19.5
		Materials: 5.8%
394,545	@	Crown Holdings, Inc.	19,991,595	1.6
256,242		Eastman Chemical Co.	17,398,832	1.4
280,029		Packaging Corp. of America	18,742,341	1.5
349,169		Sealed Air Corp.	16,051,299	1.3
			72,184,067	5.8
		Total Common Stock (Cost $1,114,599,157)	1,209,324,364	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.4%
$4,093,601	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,093,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,175,473, due 07/15/16-09/20/65)	4,093,601	0.4
4,093,601	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,093,657, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,175,473, due 07/07/16-02/01/49)	4,093,601	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$4,093,601	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $4,093,649, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $4,175,473, due 01/01/19-07/01/46)	$4,093,601	0.3
861,681	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $861,692, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $878,915, due 06/01/22-11/20/45)	861,681	0.1
4,093,601	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,093,648, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,175,473, due 12/01/16-02/20/66)	4,093,601	0.3
		17,236,085	1.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
12,324,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $12,324,000)	12,324,000	1.0
	Total Short-Term Investments (Cost $29,560,085)	29,560,085	2.4
	Total Investments in Securities (Cost $1,144,159,242)	$1,238,884,449	100.2
	Liabilities in Excess of Other Assets	(2,582,985)	(0.2)
	Net Assets	$1,236,301,464	100.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya MidCap Opportunities Portfolio	as of June 30, 2016 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,148,015,705.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$128,422,222
Gross Unrealized Depreciation	(37,553,478)
Net Unrealized Appreciation	$90,868,744

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$1,209,324,364	$—	$—	$1,209,324,364
Short-Term Investments	12,324,000	17,236,085	—	29,560,085
Total Investments, at fair value	$1,221,648,364	$17,236,085	$—	$1,238,884,449

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2016 (Unaudited)

Sector Diversification as of June 30, 2016 (as a percentage of net assets)

Information Technology	25.5%
Health Care	20.0%
Consumer Discretionary	16.9%
Industrials	15.7%
Financials	8.5%
Materials	5.8%
Exchange-Traded Funds	2.1%
Consumer Staples	1.9%
Energy	1.5%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 16.9%
63,075		Big Lots, Inc.	$3,160,688	0.9
203,170	@	Boyd Gaming Corp.	3,738,328	1.1
55,812	@	Bright Horizons Family Solutions, Inc.	3,700,894	1.0
75,125		Cheesecake Factory	3,616,518	1.0
218,770		Extended Stay America, Inc.	3,270,612	0.9
91,757	@	Imax Corp.	2,704,996	0.8
43,374		Jack in the Box, Inc.	3,726,694	1.1
66,844		Monro Muffler Brake, Inc.	4,248,605	1.2
142,065	@,L	Planet Fitness, Inc.	2,682,187	0.8
1,170,282		Other Securities	28,051,116	8.1
			58,900,638	16.9
		Consumer Staples: 1.9%
194,475		Other Securities(a)	6,424,514	1.9
		Energy: 1.5%
77,400	@	Carrizo Oil & Gas, Inc.	2,774,790	0.8
87,600		Other Securities	2,314,770	0.7
			5,089,560	1.5
		Financials: 8.5%
39,275		EastGroup Properties, Inc.	2,706,833	0.8
1,204,508		Other Securities	26,942,975	7.7
			29,649,808	8.5
		Health Care: 20.0%
92,280	@	Air Methods Corp.	3,306,393	1.0
78,237		Healthsouth Corp.	3,037,160	0.9
54,400		Hill-Rom Holdings, Inc.	2,744,480	0.8
63,650	@	Masimo Corp.	3,342,580	1.0
143,605	@	Merit Medical Systems, Inc.	2,847,687	0.8
96,585	@	Natus Medical, Inc.	3,650,913	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
46,375	@	NuVasive, Inc.	$2,769,515	0.8
103,560	@,L	Team Health Holdings, Inc.	4,211,785	1.2
2,354,083		Other Securities(a)	43,570,061	12.5
			69,480,574	20.0
		Industrials: 15.7%
108,360	@	Advisory Board Co.	3,834,860	1.1
50,025		CIRCOR International, Inc.	2,850,925	0.8
70,425		Clarcor, Inc.	4,283,953	1.2
60,957		EnPro Industries, Inc.	2,705,881	0.8
101,432		Knight Transportation, Inc.	2,696,062	0.8
49,450	L	Lindsay Manufacturing Co.	3,355,677	1.0
77,330		Simpson Manufacturing Co., Inc.	3,090,880	0.9
29,875	@	Teledyne Technologies, Inc.	2,959,119	0.8
31,325		Toro Co.	2,762,865	0.8
143,751	@	TrueBlue, Inc.	2,719,769	0.8
55,109		Watts Water Technologies, Inc.	3,210,650	0.9
48,200		Woodward, Inc.	2,778,248	0.8
453,675		Other Securities	17,467,253	5.0
			54,716,142	15.7
		Information Technology: 25.5%
82,338	@	Cardtronics, Inc.	3,277,876	0.9
79,600	@	Commvault Systems, Inc.	3,437,924	1.0
79,185	@	Electronics for Imaging, Inc.	3,408,122	1.0
34,585		Fair Isaac Corp.	3,908,451	1.1
79,835	@	Imperva, Inc.	3,433,703	1.0
280,105	@	Infinera Corp.	3,159,584	0.9
202,295		Intersil Corp.	2,739,074	0.8
27,475		Littelfuse, Inc.	3,247,270	0.9
41,575	@	Manhattan Associates, Inc.	2,666,205	0.8
47,750		Monolithic Power Systems, Inc.	3,262,280	0.9
138,390	@	Netscout Systems, Inc.	3,079,178	0.9
68,164	@	Plexus Corp.	2,944,685	0.8
117,225	@	QLIK Technologies, Inc.	3,467,516	1.0
102,410	@	Qualys, Inc.	3,052,842	0.9
85,000	@	Synchronoss Technologies, Inc.	2,708,100	0.8
1,271,714		Other Securities(a)	40,925,104	11.8
			88,717,914	25.5
		Materials: 5.8%
130,350	@	Boise Cascade Co.	2,991,532	0.9
67,750		HB Fuller Co.	2,980,323	0.9
52,325		Minerals Technologies, Inc.	2,972,060	0.8
827,680		Other Securities(a)	11,068,011	3.2
			20,011,926	5.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2016 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Total Common Stock (Cost $310,047,339)	$332,991,076	95.8
EXCHANGE-TRADED FUNDS: 2.1%
51,507	iShares Russell 2000 Growth Index Fund	7,065,730	2.1
	Total Exchange-Traded Funds (Cost $6,312,841)	7,065,730	2.1
	Total Long-Term Investments (Cost $316,360,180)	340,056,806	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
	Securities Lending Collateralcc: 7.2%
$5,729,464	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $5,729,530, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $5,844,121, due 01/01/30-06/20/46)	5,729,464	1.7
5,995,213	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $5,995,290, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,115,117, due 07/15/16-09/20/65)	5,995,213	1.7
5,995,213	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $5,995,295, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,115,117, due 07/07/16-02/01/49)	5,995,213	1.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
$5,995,213	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $5,995,282, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,115,117, due 12/01/16-02/20/66)	$5,995,213	1.7
1,527,667	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,527,687, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,570,577, due 04/15/18-01/15/29)	1,527,667	0.4
		25,242,770	7.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
7,925,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%†† (Cost $7,925,131)	7,925,131	2.3
	Total Short-Term Investments (Cost $33,167,901)	33,167,901	9.5
	Total Investments in Securities (Cost $349,528,081)	$373,224,707	107.4
	Liabilities in Excess of Other Assets	(25,635,143)	(7.4)
	Net Assets	$347,589,564	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2016.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya SmallCap Opportunities Portfolio	as of June 30, 2016 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2016.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2016.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $350,989,502.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$47,491,781
Gross Unrealized Depreciation	(25,256,576)
Net Unrealized Appreciation	$22,235,205

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$58,900,638	$—	$—	$58,900,638
Consumer Staples	6,424,514	—	—	6,424,514
Energy	5,089,560	—	—	5,089,560
Financials	29,649,808	—	—	29,649,808
Health Care	69,447,502	—	33,072	69,480,574
Industrials	54,716,142	—	—	54,716,142
Information Technology	88,717,914	—	—	88,717,914
Materials	20,011,926	—	—	20,011,926
Total Common Stock	332,958,004	—	33,072	332,991,076
Exchange-Traded Funds	7,065,730	—	—	7,065,730
Short-Term Investments	7,925,131	25,242,770	—	33,167,901
Total Investments, at fair value	$347,948,865	$25,242,770	$33,072	$373,224,707

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 24.7%
245,479	@	AMC Networks, Inc.	14,831,841	1.2
299,830	@	Burlington Stores, Inc.	20,001,659	1.6
487,405		Coach, Inc.	19,856,880	1.6
395,146		Dollar General Corp.	37,143,724	3.0
138,131		Domino's Pizza, Inc.	18,147,651	1.5
409,599	@	Five Below, Inc.	19,009,489	1.5
331,800		Foot Locker, Inc.	18,202,548	1.5
225,348		Hasbro, Inc.	18,926,978	1.5
768,506		Interpublic Group of Cos., Inc.	17,752,489	1.4
81,438		Lear Corp.	8,287,131	0.7
605,087	@	LKQ Corp.	19,181,258	1.6
132,880	L	Marriott International, Inc.	8,831,205	0.7
110,442	@	O'Reilly Automotive, Inc.	29,940,826	2.4
457,504		Ross Stores, Inc.	25,935,902	2.1
122,178	@	Ulta Salon Cosmetics & Fragrance, Inc.	29,767,448	2.4
			305,817,029	24.7

		Consumer Staples: 7.8%
252,431		Church & Dwight Co., Inc.	25,972,625	2.1
306,637		Mead Johnson Nutrition Co.	27,827,308	2.2
97,114	@	Monster Beverage Corp.	15,607,191	1.3
115,460	@	Prestige Brands Holdings, Inc.	6,396,484	0.5
205,152	@	TreeHouse Foods, Inc.	21,058,853	1.7
			96,862,461	7.8

		Energy: 1.2%
183,581		EQT Corp.	14,214,677	1.2

		Financials: 10.0%
89,814	@	Affiliated Managers Group, Inc.	12,643,117	1.0
114,371		Aon PLC	12,492,745	1.0
394,827		Arthur J. Gallagher & Co.	18,793,765	1.5
427,298	@	Communications Sales & Leasing, Inc.	12,348,912	1.0
71,652		Equinix, Inc.	27,781,630	2.3
26,325		Equity Lifestyle Properties, Inc.	2,107,316	0.2
229,989		Moody's Corp.	21,552,269	1.7
572,554		TD Ameritrade Holding Corp.	16,303,475	1.3
			124,023,229	10.0

		Health Care: 15.9%
60,923	@	Abiomed, Inc.	6,658,275	0.5
183,016	@	BioMarin Pharmaceutical, Inc.	14,238,645	1.2
258,135	@	Edwards Lifesciences Corp.	25,743,804	2.1
585,043	@	Hologic, Inc.	20,242,488	1.6
40,784	@	Intuitive Surgical, Inc.	26,974,945	2.2
95,298	@	Laboratory Corp. of America Holdings	12,414,470	1.0
85,394	@,L	Nevro Corp.	6,298,661	0.5
255,223	@	NuVasive, Inc.	15,241,918	1.2
230,519		PerkinElmer, Inc.	12,083,806	1.0
263,287	@	Quintiles Transnational Holdings, Inc.	17,197,907	1.4
223,463	@	VCA, Inc.	15,108,333	1.2
513,478		Zoetis, Inc.	24,369,666	2.0
			196,572,918	15.9

		Industrials: 12.9%
177,134		Equifax, Inc.	22,744,006	1.9
248,708		Ingersoll-Rand PLC - Class A	15,837,725	1.3
570,634		Masco Corp.	17,655,416	1.4
159,399		MSC Industrial Direct Co.	11,247,194	0.9
113,663		Nielsen NV	5,907,066	0.5
187,225		Orbital ATK, Inc.	15,940,337	1.3
76,699		Roper Technologies, Inc.	13,081,781	1.1
315,764		Southwest Airlines Co.	12,381,106	1.0
145,229		Stanley Black & Decker, Inc.	16,152,369	1.3
312,805		Textron, Inc.	11,436,151	0.9
229,104		Waste Connections, Inc.	16,506,943	1.3
			158,890,094	12.9

		Information Technology: 19.5%
342,210		Amphenol Corp.	19,618,899	1.6
637,289		Applied Materials, Inc.	15,275,817	1.2
73,793	@	CoStar Group, Inc.	16,135,577	1.3
197,870		Flir Systems, Inc.	6,124,077	0.5
128,575	@	Gartner, Inc.	12,524,491	1.0
758,553	@	Integrated Device Technology, Inc.	15,269,672	1.2
134,319		Intuit, Inc.	14,991,344	1.2
499,313		Maxim Integrated Products	17,820,481	1.4
388,332		Paychex, Inc.	23,105,754	1.9
313,699	@	Red Hat, Inc.	22,774,547	1.9
665,392		Sabre Corp.	17,825,852	1.5
548,687		SS&C Technologies Holdings, Inc.	15,407,131	1.3
60,872	@	Ultimate Software Group, Inc.	12,800,773	1.0
349,895	@	Vantiv, Inc.	19,804,057	1.6
194,139	@,L	WebMD Health Corp.	11,281,417	0.9
			240,759,889	19.5

		Materials: 5.8%
394,545	@	Crown Holdings, Inc.	19,991,595	1.6
256,242		Eastman Chemical Co.	17,398,832	1.4
280,029		Packaging Corp. of America	18,742,341	1.5
349,169		Sealed Air Corp.	16,051,299	1.3
			72,184,067	5.8

	Total Common Stock
	(Cost $1,114,599,157)		1,209,324,364	97.8

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.4%
4,093,601	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $4,093,654, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,175,473, due 07/15/16-09/20/65)	4,093,601	0.4
4,093,601	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $4,093,657, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,175,473, due 07/07/16-02/01/49)	4,093,601	0.3
4,093,601	Mitsubishi UFJ Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.43%, due 07/01/16 (Repurchase Amount $4,093,649, collateralized by various U.S. Government Agency Obligations, 1.370%-6.059%, Market Value plus accrued interest $4,175,473, due 01/01/19-07/01/46)	4,093,601	0.3
861,681	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/16, 0.45%, due 07/01/16 (Repurchase Amount $861,692, collateralized by various U.S. Government Agency Obligations, 1.000%-8.000%, Market Value plus accrued interest $878,915, due 06/01/22-11/20/45)	861,681	0.1
4,093,601	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $4,093,648, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $4,175,473, due 12/01/16-02/20/66)	4,093,601	0.3
		17,236,085	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
12,324,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $12,324,000)	12,324,000	1.0

	Total Short-Term Investments
	(Cost $29,560,085)	29,560,085	2.4

	Total Investments in Securities (Cost $1,144,159,242)	$1,238,884,449	100.2
	Liabilities in Excess of Other Assets	(2,582,985)	(0.2)
	Net Assets	$1,236,301,464	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $1,148,015,705.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,422,222
Gross Unrealized Depreciation	(37,553,478)

Net Unrealized Appreciation	$90,868,744

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 16.9%
63,075		Big Lots, Inc.	3,160,688	0.9
203,170	@	Boyd Gaming Corp.	3,738,328	1.1
55,812	@	Bright Horizons Family Solutions, Inc.	3,700,894	1.1
36,760	@	Burlington Stores, Inc.	2,452,260	0.7
70,465		CalAtlantic Group, Inc.	2,586,770	0.7
255,069		Callaway Golf Co.	2,604,254	0.8
75,125		Cheesecake Factory	3,616,518	1.0
28,665		Childrens Place Retail Stores, Inc.	2,298,360	0.7
68,016		Cinemark Holdings, Inc.	2,479,863	0.7
213,685		Dana Holding Corp.	2,256,514	0.6
41,050	@	Express, Inc.	595,636	0.2
218,770		Extended Stay America, Inc.	3,270,612	0.9
91,757	@	Imax Corp.	2,704,996	0.8
43,374		Jack in the Box, Inc.	3,726,694	1.1
66,844		Monro Muffler Brake, Inc.	4,248,605	1.2
103,850	@	Nautilus, Inc.	1,852,684	0.5
142,065	@,L	Planet Fitness, Inc.	2,682,187	0.8
26,678		Pool Corp.	2,508,532	0.7
71,945	@	Sally Beauty Holdings, Inc.	2,115,902	0.6
87,750		Sonic Corp.	2,373,638	0.7
18,089		Vail Resorts, Inc.	2,500,442	0.7
148,260		Wendy's Company	1,426,261	0.4
			58,900,638	16.9

		Consumer Staples: 1.9%
94,705	@,L	Blue Buffalo Pet Products, Inc.	2,210,414	0.7
18,125		Casey's General Stores, Inc.	2,383,619	0.7
81,645		Vector Group Ltd.	1,830,481	0.5
			6,424,514	1.9

		Energy: 1.5%
77,400	@	Carrizo Oil & Gas, Inc.	2,774,790	0.8
22,200	@	Dril-Quip, Inc.	1,297,146	0.4
65,400	@	Unit Corp.	1,017,624	0.3
			5,089,560	1.5

		Financials: 8.5%
70,540		Colony Capital, Inc.	1,082,789	0.3
14,450		Coresite Realty Corp.	1,281,570	0.4
39,275		EastGroup Properties, Inc.	2,706,833	0.8
57,582		Evercore Partners, Inc.	2,544,549	0.7
46,820		First American Financial Corp.	1,883,100	0.5
174,155		Janus Capital Group, Inc.	2,424,238	0.7
418,075	@	MGIC Investment Corp.	2,487,546	0.7
51,562		Pebblebrook Hotel Trust	1,353,503	0.4
36,825		QTS Realty Trust, Inc.	2,061,464	0.6
19,490		Sovran Self Storage, Inc.	2,044,891	0.6
23,518	@	SVB Financial Group	2,237,973	0.6
55,900		Terreno Realty Corp.	1,446,133	0.4
64,105		Urban Edge Properties	1,914,175	0.6
96,790		Virtu Financial, Inc.	1,742,220	0.5
74,696	@	Western Alliance Bancorp.	2,438,824	0.7
			29,649,808	8.5

		Health Care: 20.0%
57,865	@,L	Acadia Pharmaceuticals, Inc.	1,878,298	0.5
92,280	@	Air Methods Corp.	3,306,392	1.0
241,345	@,L	Amicus Therapeutics, Inc.	1,317,744	0.4
84,850	@,L	Cempra, Inc.	1,399,176	0.4
27,418	@	Charles River Laboratories International, Inc.	2,260,340	0.6
48,935	@	Cynosure, Inc.	2,380,443	0.7
84,925	@,L	Depomed, Inc.	1,666,229	0.5
29,795	@	Dyax, Corp. - CVR	33,072	0.0
83,550	@,L	Esperion Therapeutics, Inc.	825,474	0.2
189,425	@,L	Exelixis, Inc.	1,479,409	0.4
166,545	@,L	Halozyme Therapeutics, Inc.	1,437,283	0.4
78,237		Healthsouth Corp.	3,037,160	0.9
54,400		Hill-Rom Holdings, Inc.	2,744,480	0.8
67,375	@,L	Lexicon Pharmaceuticals, Inc.	966,831	0.3
17,050	@	Ligand Pharmaceuticals, Inc.	2,033,554	0.6
46,304	@	Luminex Corp.	936,730	0.3
46,275	@,L	MacroGenics, Inc.	1,248,962	0.4
63,650	@	Masimo Corp.	3,342,580	1.0
143,605	@	Merit Medical Systems, Inc.	2,847,687	0.8
96,585	@	Natus Medical, Inc.	3,650,913	1.1
38,347	@	Neogen Corp.	2,157,019	0.6
32,125	@	Neurocrine Biosciences, Inc.	1,460,081	0.4
267,730	@,L	Novavax, Inc.	1,946,397	0.6
46,375	@	NuVasive, Inc.	2,769,515	0.8
28,150	@	Omnicell, Inc.	963,575	0.3
26,657	@	Ophthotech Corp.	1,360,307	0.4
34,225		Owens & Minor, Inc.	1,279,331	0.4
31,800	@,L	Pacira Pharmaceuticals, Inc./DE	1,072,614	0.3
51,309	@	Portola Pharmaceuticals, Inc.	1,210,892	0.3
29,305	@,L	Prothena Corp. PLC	1,024,503	0.3
67,900	@,L	Relypsa, Inc.	1,256,150	0.4
45,275	@,L	Sage Therapeutics, Inc.	1,364,136	0.4
149,275	@	Sangamo Biosciences, Inc.	864,302	0.2
216,215	@	Select Medical Holdings Corp.	2,350,257	0.7
23,800	@,L	Spark Therapeutics Inc.	1,216,894	0.3
86,333	@	Surgery Partners, Inc.	1,545,361	0.4
103,560	@,L	Team Health Holdings, Inc.	4,211,785	1.2
17,315	@	Ultragenyx Pharmaceutical, Inc.	846,877	0.2
16,665	@	WellCare Health Plans, Inc.	1,787,821	0.5
			69,480,574	20.0

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 15.7%
115,000		Actuant Corp.	2,600,150	0.7
108,360	@	Advisory Board Co.	3,834,860	1.1
49,250	@	Beacon Roofing Supply, Inc.	2,239,398	0.6
50,025		CIRCOR International, Inc.	2,850,925	0.8
70,425		Clarcor, Inc.	4,283,953	1.2
60,957		EnPro Industries, Inc.	2,705,881	0.8
33,864		G&K Services, Inc.	2,592,966	0.7
72,900		Gorman-Rupp Co.	1,998,189	0.6
62,746		Healthcare Services Group, Inc.	2,596,429	0.7
37,650	@	HUB Group, Inc.	1,444,631	0.4
40,060		KAR Auction Services, Inc.	1,672,104	0.5
101,432		Knight Transportation, Inc.	2,696,063	0.8
49,450	L	Lindsay Manufacturing Co.	3,355,677	1.0
42,205		Regal-Beloit Corp.	2,323,385	0.7
77,330		Simpson Manufacturing Co., Inc.	3,090,880	0.9
29,875	@	Teledyne Technologies, Inc.	2,959,119	0.9
31,325		Toro Co.	2,762,865	0.8
143,751	@	TrueBlue, Inc.	2,719,769	0.8
55,109		Watts Water Technologies, Inc.	3,210,650	0.9
48,200		Woodward, Inc.	2,778,248	0.8
			54,716,142	15.7

		Information Technology: 25.5%
60,421	@,L	Aspen Technology, Inc.	2,431,341	0.7
36,724		Blackbaud, Inc.	2,493,560	0.7
56,865	@	BroadSoft, Inc.	2,333,171	0.7
82,338	@	Cardtronics, Inc.	3,277,876	0.9
15,840	@	Coherent, Inc.	1,453,795	0.4
79,600	@	Commvault Systems, Inc.	3,437,924	1.0
249,744		Cypress Semiconductor Corp.	2,634,799	0.8
79,185	@	Electronics for Imaging, Inc.	3,408,122	1.0
37,375	@	Euronet Worldwide, Inc.	2,585,976	0.7
34,585		Fair Isaac Corp.	3,908,451	1.1
42,650		Flir Systems, Inc.	1,320,017	0.4
41,474	@	Guidewire Software, Inc.	2,561,434	0.7
79,835	@	Imperva, Inc.	3,433,703	1.0
280,105	@	Infinera Corp.	3,159,584	0.9
202,295		Intersil Corp.	2,739,074	0.8
32,800		j2 Global, Inc.	2,071,976	0.6
27,475		Littelfuse, Inc.	3,247,270	0.9
41,575	@	Manhattan Associates, Inc.	2,666,205	0.8
59,525	@,L	Match Group, Inc.	897,339	0.3
69,487	@	Microsemi Corp.	2,270,835	0.6
38,150		MKS Instruments, Inc.	1,642,739	0.5
47,750		Monolithic Power Systems, Inc.	3,262,280	0.9
83,728		National Instruments Corp.	2,294,147	0.7
138,390	@	Netscout Systems, Inc.	3,079,178	0.9
46,950	@,L	Paycom Software, Inc.	2,028,710	0.6
68,164	@	Plexus Corp.	2,944,685	0.8
140,575	@	Polycom, Inc.	1,581,469	0.5
52,900		Power Integrations, Inc.	2,648,703	0.8
70,776	@	PROS Holdings, Inc.	1,233,626	0.3
117,225	@	QLIK Technologies, Inc.	3,467,516	1.0
102,410	@	Qualys, Inc.	3,052,842	0.9
80,350	@	SciQuest, Inc.	1,418,981	0.4
39,675	@	SPS Commerce, Inc.	2,404,305	0.7
85,000	@	Synchronoss Technologies, Inc.	2,708,100	0.8
15,705	@	Tyler Technologies, Inc.	2,618,181	0.7
			88,717,914	25.5

		Materials: 5.8%
130,350	@	Boise Cascade Co.	2,991,532	0.9
152,225		Commercial Metals Co.	2,572,602	0.7
61,050		Greif, Inc. - Class A	2,275,334	0.6
67,750		HB Fuller Co.	2,980,323	0.9
448,400	L	Hecla Mining Co.	2,286,840	0.7
105,455		KapStone Paper and Packaging Corp.	1,371,970	0.4
52,325		Minerals Technologies, Inc.	2,972,060	0.9
60,550		Worthington Industries, Inc.	2,561,265	0.7
			20,011,926	5.8

	Total Common Stock
	(Cost $310,047,339)		332,991,076	95.8

EXCHANGE-TRADED FUNDS: 2.1%
51,507		iShares Russell 2000 Growth Index Fund	7,065,730	2.1

	Total Exchange-Traded Funds
	(Cost $6,312,841)		7,065,730	2.1

	Total Long-Term Investments
	(Cost $316,360,180)		340,056,806	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
	Securities Lending Collateralcc: 7.2%
5,729,464	Bank of Nova Scotia, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $5,729,530, collateralized by various U.S. Government Agency Obligations, 3.000%-7.250%, Market Value plus accrued interest $5,844,121, due 01/01/30-06/20/46)	5,729,464	1.7

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2016 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
5,995,213	Cantor Fitzgerald, Repurchase Agreement dated 06/30/16, 0.47%, due 07/01/16 (Repurchase Amount $5,995,290, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $6,115,117, due 07/15/16-09/20/65)	5,995,213	1.7
5,995,213	Daiwa Capital Markets, Repurchase Agreement dated 06/30/16, 0.50%, due 07/01/16 (Repurchase Amount $5,995,295, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,115,117, due 07/07/16-02/01/49)	5,995,213	1.7
5,995,213	Nomura Securities, Repurchase Agreement dated 06/30/16, 0.42%, due 07/01/16 (Repurchase Amount $5,995,282, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $6,115,117, due 12/01/16-02/20/66)	5,995,213	1.7
1,527,667	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/16, 0.48%, due 07/01/16 (Repurchase Amount $1,527,687, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,570,577, due 04/15/18-01/15/29)	1,527,667	0.4
		25,242,770	7.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
7,925,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.430%††
	(Cost $7,925,131)	7,925,131	2.3

	Total Short-Term Investments
	(Cost $33,167,901)	33,167,901	9.5

	Total Investments in Securities (Cost $349,528,081)	$373,224,707	107.4
	Liabilities in Excess of Other Assets	(25,635,143)	(7.4)
	Net Assets	$347,589,564	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2016.

Cost for federal income tax purposes is $350,989,502.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$47,491,781
Gross Unrealized Depreciation	(25,256,576)

Net Unrealized Appreciation	$22,235,205

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N.A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2016